UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund
Schedule of Investments
November 30, 2006

	Yield1	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (14.5%)

2,3 Federal Farm Credit Bank	5.234%	1/16/2007	74,000	73,987
2 Federal Home Loan Bank	5.228%	12/6/2006	496,850	496,494
2 Federal Home Loan Bank	5.221%	12/8/2006	410,480	410,068
2 Federal Home Loan Bank	5.218%	12/13/2006	321,121	320,570
2 Federal Home Loan Bank	5.216%	12/15/2006	381,142	380,379
2,3 Federal Home Loan Bank	5.230%	12/19/2006	295,000	294,851
2 Federal Home Loan Bank	5.206%	1/24/2007	205,063	203,482
2,3 Federal Home Loan Bank	5.216%	1/24/2007	195,000	194,858
2 Federal Home Loan Bank	5.223%	2/7/2007	172,000	170,325
2 Federal Home Loan Bank	5.218%	2/21/2007	42,500	42,001
2 Federal Home Loan Mortgage Corp.	5.213%-5.227%	12/5/2006	456,505	456,244
2 Federal Home Loan Mortgage Corp.	5.218%-5.229%	12/12/2006	676,324	675,259
2 Federal Home Loan Mortgage Corp.	5.219%	12/19/2006	220,000	219,434
2,3 Federal Home Loan Mortgage Corp.	5.260%	12/19/2006	300,000	300,000
2 Federal Home Loan Mortgage Corp.	5.216%	1/30/2007	105,286	104,381
2 Federal Home Loan Mortgage Corp.	5.219%	2/6/2007	100,000	99,041
2 Federal Home Loan Mortgage Corp.	5.224%	2/13/2007	150,000	148,411
2 Federal Home Loan Mortgage Corp.	5.218%	2/20/2007	140,881	139,249
2 Federal Home Loan Mortgage Corp.	5.217%	2/27/2007	98,355	97,117
2 Federal Home Loan Mortgage Corp.	5.202%	3/26/2007	45,629	44,889
2 Federal Home Loan Mortgage Corp.	5.204%	4/3/2007	31,905	31,351
2 Federal Home Loan Mortgage Corp.	5.209%	4/10/2007	47,000	46,138
2 Federal National Mortgage Assn	5.224%-5.227%	12/6/2006	340,821	340,577
2 Federal National Mortgage Assn	5.208%-5.223%	12/13/2006	927,956	926,362
2 Federal National Mortgage Assn	5.208%	12/20/2006	445,000	443,793
2 Federal National Mortgage Assn	5.206%	1/24/2007	719,769	714,220
2 Federal National Mortgage Assn	5.218%	1/31/2007	322,907	320,086
2 Federal National Mortgage Assn	5.219%-5.224%	2/7/2007	103,205	102,200
2 Federal National Mortgage Assn	5.218%	2/21/2007	100,000	98,827
2 Federal National Mortgage Assn	5.211%-5.218%	2/28/2007	1,361,000	1,343,683
2 Federal National Mortgage Assn	5.203%	3/28/2007	61,850	60,829
2 Federal National Mortgage Assn	5.205%	3/30/2007	74,979	73,720
2 Federal National Mortgage Assn	5.109%-5.130%	8/31/2007	593,132	571,100
2 Federal National Mortgage Assn	5.107%	9/28/2007	230,000	220,654
U.S. Treasury Bill	5.231%	12/15/2006	500,000	498,985
U.S. Treasury Bill	5.193%	12/28/2006	500,000	498,060

Total U.S. Government and Agency Obligations (Cost $11,161,625)				11,161,625

Commercial Paper (26.8%)

Bank Holding Company (0.4%)
HSBC USA, Inc.	5.321%	2/6/2007	39,000	38,619
HSBC USA, Inc.	5.31%-5.357%	3/1/2007	103,025	101,676
HSBC USA, Inc.	5.361%	3/19/2007	10,000	9,843
State Street Corp.	5.306%	1/26/2007	196,000	194,402

				344,540

Finance—Auto (1.4%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.340%	12/4/2006	168,535	168,461
DaimlerChrysler Rev. Auto Conduit LLC 1	5.340%	12/5/2006	59,814	59,779
DaimlerChrysler Rev. Auto Conduit LLC 1	5.342%	12/8/2006	140,067	139,923
DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	1/8/2007	36,000	35,800
DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	2/14/2007	36,956	36,552
DaimlerChrysler Rev. Auto Conduit LLC 2	5.330%	1/8/2007	40,000	39,778
DaimlerChrysler Rev. Auto Conduit LLC 2	5.328%	1/12/2007	55,000	54,662
DaimlerChrysler Rev. Auto Conduit LLC 2	5.333%	2/22/2007	22,000	21,733
Toyota Motor Credit Corp.	5.320%	12/18/2006	48,000	47,881
Toyota Motor Credit Corp.	5.309%	1/23/2007	98,000	97,245
Toyota Motor Credit Corp.	5.309%-5.315%	2/1/2007	378,000	374,588

				1,076,402

Finance—Other (9.4%)
4 CRC Funding, LLC	5.328%	12/1/2006	48,000	48,000
4 CRC Funding, LLC	5.336%	12/15/2006	84,000	83,828
4 CRC Funding, LLC	5.321%	1/18/2007	100,000	99,300
4 CRC Funding, LLC	5.318%	1/24/2007	16,000	15,874
4 Cafco, LLC	5.299%	12/6/2006	21,000	20,985
4 Cafco, LLC	5.336%	12/15/2006	164,000	163,664
4 Cafco, LLC	5.314%	1/22/2007	46,500	46,147
4 Cafco, LLC	5.317%	1/23/2007	35,300	35,027
4 Cafco, LLC	5.317%	1/26/2007	46,500	46,119
4 Cafco, LLC	5.319%	2/6/2007	80,000	79,219
General Electric Capital Corp.	5.319%	1/29/2007	395,000	391,605
General Electric Capital Corp.	5.319%	1/30/2007	395,000	391,547
General Electric Capital Corp.	5.310%	2/16/2007	420,000	415,293
General Electric Capital Corp.	5.310%	2/20/2007	490,000	484,223
General Electric Capital Corp.	5.358%	3/12/2007	475,000	468,044
General Electric Capital Corp.	5.360%	3/14/2007	500,000	492,533
4 GovCo Inc.	5.341%	12/5/2006	81,000	80,953
4 GovCo Inc.	5.341%	12/12/2006	49,000	48,921
4 GovCo Inc.	5.341%	12/18/2006	23,000	22,943
4 GovCo Inc.	5.320%	1/8/2007	69,000	68,618
4 GovCo Inc.	5.321%	1/12/2007	146,750	145,851
4 GovCo Inc.	5.321%	1/17/2007	29,000	28,801
4 GovCo Inc.	5.321%	1/18/2007	206,000	204,558
4 GovCo Inc.	5.321%	1/19/2007	84,000	83,400
4 GovCo Inc.	5.331%	1/22/2007	354,500	351,807
4 GovCo Inc.	5.332%	1/25/2007	60,000	59,518
4 GovCo Inc.	5.321%	2/12/2007	25,000	24,734
4 Liberty Street Funding Corp.	5.299%	12/1/2006	21,000	21,000
4 Liberty Street Funding Corp.	5.296%	12/4/2006	73,000	72,968
4 Liberty Street Funding Corp.	5.298%-5.299%	12/14/2006	43,000	42,918
4 Liberty Street Funding Corp.	5.296%	12/21/2006	30,000	29,912
4 Liberty Street Funding Corp.	5.321%	1/25/2007	16,000	15,871
4 Old Line Funding, LLC	5.299%	12/5/2006	54,044	54,012
4 Old Line Funding, LLC	5.292%-5.300%	12/7/2006	151,636	151,503
4 Old Line Funding, LLC	5.300%	12/8/2006	56,710	56,652
4 Old Line Funding, LLC	5.289%	12/11/2006	55,516	55,435
4 Old Line Funding, LLC	5.291%	12/12/2006	55,000	54,912
4 Old Line Funding, LLC	5.288%	12/13/2006	30,000	29,947
4 Old Line Funding, LLC	5.292%-5.298%	12/14/2006	115,179	114,960
4 Old Line Funding, LLC	5.299%-5.301%	12/15/2006	243,136	242,639
4 Old Line Funding, LLC	5.291%-5.292%	12/20/2006	91,247	90,994
4 Old Line Funding, LLC	5.293%	12/28/2006	80,000	79,684
4 Old Line Funding, LLC	5.307%	1/9/2007	32,000	31,818
4 Old Line Funding, LLC	5.309%	1/12/2007	59,000	58,638
4 Old Line Funding, LLC	5.309%	1/18/2007	41,151	40,862
4 Old Line Funding, LLC	5.309%	1/22/2007	93,654	92,942
4 Old Line Funding, LLC	5.314%	1/26/2007	40,429	40,098
4 Old Line Funding, LLC	5.321%	2/6/2007	32,000	31,687
4 Park Avenue Receivable Co., LLC	5.303%	12/7/2006	199,340	199,165
4 Park Avenue Receivable Co., LLC	5.301%	12/8/2006	47,000	46,952
4 Park Avenue Receivable Co., LLC	5.286%-5.303%	12/11/2006	147,999	147,783
4 Park Avenue Receivable Co., LLC	5.305%-5.314%	1/12/2007	178,922	177,824
4 Park Avenue Receivable Co., LLC	5.317%	1/16/2007	98,902	98,236
4 Park Avenue Receivable Co., LLC	5.299%	1/17/2007	101,961	101,262
4 Ticonderoga Funding LLC	5.319%	1/30/2007	8,000	7,930
4 Windmill Funding Corp.	5.282%	12/12/2006	71,000	70,886
4 Windmill Funding Corp.	5.290%	12/22/2006	41,000	40,874
4 Windmill Funding Corp.	5.317%	1/5/2007	103,000	102,474
4 Windmill Funding Corp.	5.309%-5.320%	1/18/2007	142,300	141,303
4 Windmill Funding Corp.	5.317%-5.322%	1/19/2007	278,750	276,761
4 Windmill Funding Corp.	5.320%	1/26/2007	30,000	29,755
4 Windmill Funding Corp.	5.319%	2/6/2007	10,000	9,902

				7,262,071

Foreign Banks (12.2%)
ABN-AMRO NA Finance Inc.	5.321%	12/6/2006	196,000	195,857
ABN-AMRO NA Finance Inc.	5.300%	3/22/2007	159,500	156,960
ANZ (Delaware) Inc.	5.321%	12/6/2006	98,000	97,928
ANZ (Delaware) Inc.	5.331%	12/7/2006	254,000	253,777
Abbey National	5.309%	1/23/2007	492,000	488,208
CBA (Delaware) Finance Inc.	5.310%	1/8/2007	200,000	198,894
CBA (Delaware) Finance Inc.	5.315%	1/17/2007	90,317	89,698
CBA (Delaware) Finance Inc.	5.310%	1/25/2007	194,880	193,320
CBA (Delaware) Finance Inc.	5.311%	2/2/2007	39,000	38,642
CBA (Delaware) Finance Inc.	5.310%-5.311%	2/28/2007	212,000	209,254
4 Danske Corp.	5.321%	12/1/2006	291,000	291,000
4 Danske Corp.	5.317%	12/21/2006	316,000	315,079
4 Danske Corp.	5.322%	1/18/2007	14,800	14,696
4 Danske Corp.	5.309%	1/30/2007	425,000	421,292
4 Danske Corp.	5.311%	2/28/2007	395,000	389,883
4 Danske Corp.	5.310%	3/1/2007	396,000	390,812
4 Danske Corp.	5.299%	3/27/2007	440,000	432,684
Dexia Delaware LLC	5.311%	2/20/2007	240,000	237,170
Dexia Delaware LLC	5.304%	3/1/2007	740,000	730,315
HBOS Treasury Services PLC	5.337%	12/6/2006	31,000	30,977
HBOS Treasury Services PLC	5.338%	12/7/2006	100,000	99,912
HBOS Treasury Services PLC	5.322%	2/9/2007	246,000	243,489
HBOS Treasury Services PLC	5.321%	2/20/2007	76,000	75,102
ING (U.S.) Funding LLC	5.326%	12/5/2006	50,000	49,971
Nordea North America Inc.	5.331%	12/7/2006	186,000	185,837
Nordea North America Inc.	5.310%	1/8/2007	196,000	194,916
Nordea North America Inc.	5.321%	1/26/2007	98,300	97,497
Santander Central Hispano Finance (Delaware) Inc.	5.319%	1/16/2007	294,500	292,526
Santander Central Hispano Finance (Delaware) Inc.	5.320%	2/5/2007	117,500	116,369
Santander Central Hispano Finance (Delaware) Inc.	5.319%	2/6/2007	236,000	233,694
Santander Central Hispano Finance (Delaware) Inc.	5.321%	2/8/2007	20,600	20,393
Santander Central Hispano Finance (Delaware) Inc.	5.321%	2/16/2007	58,000	57,349
Societe Generale N.A. Inc.	5.363%	2/20/2007	200,000	197,642
Societe Generale N.A. Inc.	5.306%	3/22/2007	350,000	344,421
Svenska Handelsbanken, Inc.	5.298%	1/16/2007	98,000	97,343
Svenska Handelsbanken, Inc.	5.322%	1/26/2007	261,000	258,869
4 Westpac Banking Corp.	5.330%	12/6/2006	194,500	194,358
4 Westpac Banking Corp.	5.333%	12/11/2006	270,000	269,606
4 Westpac Banking Corp.	5.321%	1/11/2007	198,000	196,816
4 Westpac Banking Corp.	5.325%	1/24/2007	495,000	491,102
4 Westpac Banking Corp.	5.318%	2/5/2007	48,500	48,034
4 Westpac Banking Corp.	5.302%	2/20/2007	60,000	59,299
4 Westpac Banking Corp.	5.311%	2/27/2007	199,000	196,451
4 Westpac Trust Securities NZ Ltd.	5.320%-5.327%	1/24/2007	185,000	183,542

				9,380,984

Foreign Finance Other (2.2%)
4 IXIS Commercial Paper Corp.	5.291%	12/27/2006	80,000	79,696
4 IXIS Commercial Paper Corp.	5.289%	12/28/2006	77,500	77,195
4 IXIS Commercial Paper Corp.	5.312%	1/19/2007	100,000	99,287
4 IXIS Commercial Paper Corp.	5.316%	1/23/2007	98,000	97,244
4 IXIS Commercial Paper Corp.	5.312%	1/24/2007	98,000	97,231
4 IXIS Commercial Paper Corp.	5.316%	3/22/2007	98,800	97,222
4 KFW International Finance Inc.	5.280%-5.281%	12/1/2006	422,000	422,000
4 KFW International Finance Inc.	5.280%	2/20/2007	418,000	413,100
4 KFW International Finance Inc.	5.282%	3/1/2007	101,500	100,178
Oesterreichische Kontrollbank AG	5.358%	2/16/2007	190,000	187,871

				1,671,024

Foreign Industrial (0.1%)
4 Nestle Capital Corp.	5.282%	2/21/2007	25,000	24,706
4 Nestle Capital Corp.	5.278%-5.283%	2/22/2007	49,000	48,416
4 Nestle Capital Corp.	5.291%	2/28/2007	39,000	38,497

				111,619

Industrial (0.7%)
Chevron Funding Corp.	5.298%	12/8/2006	50,000	49,949
4 Procter & Gamble International Funding SCA	5.270%	12/12/2006	50,000	49,920
4 Procter & Gamble International Funding SCA	5.277%	12/15/2006	80,590	80,425
4 Procter & Gamble International Funding SCA	5.270%	1/5/2007	100,000	99,491
4 Wal-Mart Stores, Inc.	5.301%	12/5/2006	22,965	22,952
4 Wal-Mart Stores, Inc.	5.247%	12/12/2006	241,000	240,617

				543,354

Insurance (0.4%)
AIG Funding Inc.	5.287%	2/15/2007	98,000	96,920
AIG Funding Inc.	5.290%	2/20/2007	98,000	96,849
Metlife Funding Inc.	5.323%	1/26/2007	73,000	72,404

				266,173

Total Commercial Paper (Cost $20,656,167)				20,656,167

Certificates of Deposit (34.9%)

Certificates of Deposit—U.S. Banks (2.8%)
Branch Banking & Trust Co.	5.275%	12/28/2006	95,000	94,998
Citibank N.A	5.320%	1/19/2007	373,000	373,000
Citibank N.A	5.320%	2/21/2007	160,000	160,000
HSBC Bank USA, N.A	5.315%	2/9/2007	148,000	148,000
HSBC Bank USA, N.A	5.310%	2/12/2007	98,000	97,999
HSBC Bank USA, N.A	5.310%	2/12/2007	507,000	507,000
SunTrust Banks, Inc.	5.300%	2/1/2007	787,000	787,000

				2,167,997

Yankee Certificates of Deposit—U.S. Branches (32.1%)
Abbey National Treasury Services LLC PLC (Stamford Branch)	5.310%	1/29/2007	850,000	850,000
BNP Paribas (New York Branch)	5.330%	12/8/2006	750,000	750,000
BNP Paribas (New York Branch)	5.330%	12/13/2006	500,000	500,000
BNP Paribas (New York Branch)	5.340%	12/19/2006	500,000	500,000
BNP Paribas (New York Branch)	5.320%	2/12/2007	570,000	570,000
BNP Paribas (New York Branch)	5.320%	2/14/2007	24,000	24,000
BNP Paribas (New York Branch)	5.310%	3/5/2007	90,000	90,000
BNP Paribas (New York Branch)	5.195%	10/9/2007	250,000	250,000
Bank of Montreal (Chicago Branch)	5.280%	12/1/2006	500,000	500,000
Bank of Montreal (Chicago Branch)	5.330%	12/20/2006	394,000	394,000
Bank of Montreal (Chicago Branch)	5.300%	3/2/2007	500,000	500,000
Bank of Montreal (Chicago Branch)	5.300%	3/5/2007	590,000	590,000
Bank of Nova Scotia (New York Branch)	5.340%	12/19/2006	380,000	380,000
Barclays Bank PLC (New York Branch)	5.330%	1/16/2007	700,000	700,000
Barclays Bank PLC (New York Branch)	5.320%	1/18/2007	450,000	450,000
Barclays Bank PLC (New York Branch)	5.320%	2/8/2007	450,000	450,000
Barclays Bank PLC (New York Branch)	5.330%	2/14/2007	775,000	775,000
Calyon (New York Branch)	5.320%	2/9/2007	760,000	760,000
Calyon (New York Branch)	5.310%	3/1/2007	394,000	394,000
Canadian Imperial Bank of Commerce (New York Branch)	5.315%	2/20/2007	250,000	250,000
Canadian Imperial Bank of Commerce (New York Branch)	5.310%	2/27/2007	250,000	250,000
Credit Suisse (New York Branch)	5.315%	2/28/2007	250,000	250,000
Deutsche Bank AG (New York Branch)	5.320%	1/29/2007	869,000	869,000
Deutsche Bank AG (New York Branch)	5.300%	3/29/2007	700,000	700,000
Dexia Credit Local S.A. (New York Branch)	5.300%	1/16/2007	500,000	500,000
Fortis Bank NV-SA (New York Branch)	5.330%	12/6/2006	250,000	250,000
Fortis Bank NV-SA (New York Branch)	5.320%	12/21/2006	489,000	489,000
Fortis Bank NV-SA (New York Branch)	5.300%	2/27/2007	495,000	495,000
Fortis Bank NV-SA (New York Branch)	5.300%	2/28/2007	500,000	500,000
HSH Nordbank AG (New York Branch)	5.330%	1/17/2007	100,000	100,000
HSH Nordbank AG (New York Branch)	5.320%	2/26/2007	200,000	200,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.330%	12/1/2006	350,000	350,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.310%	2/28/2007	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	5.305%	1/31/2007	27,000	27,000
Rabobank Nederland (New York Branch)	5.310%	1/29/2007	491,000	491,000
Rabobank Nederland (New York Branch)	5.310%	2/1/2007	492,000	492,000
Rabobank Nederland (New York Branch)	5.300%	2/20/2007	395,000	395,000
Rabobank Nederland (New York Branch)	5.290%	4/5/2007	196,000	196,000
Rabobank Nederland (New York Branch)	5.400%	8/28/2007	49,000	49,059
Royal Bank of Canada (New York Branch)	5.325%	12/4/2006	200,000	200,000
Royal Bank of Canada (New York Branch)	5.320%	2/12/2007	750,000	750,000
Royal Bank of Canada (New York Branch)	5.310%	2/15/2007	25,000	24,999
Royal Bank of Scotland PLC (New York Branch)	5.330%	12/12/2006	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	5.310%	1/16/2007	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	5.320%	1/25/2007	1,000,000	1,000,000
Royal Bank of Scotland PLC (New York Branch)	5.320%	1/29/2007	420,000	420,000
Svenska Handelsbanken, AB (New York Branch)	5.335%	12/6/2006	146,000	146,000
Svenska Handelsbanken, AB (New York Branch)	5.340%	12/19/2006	500,000	500,000
Svenska Handelsbanken, AB (New York Branch)	5.320%	12/20/2006	393,000	393,000
Svenska Handelsbanken, AB (New York Branch)	5.335%	12/20/2006	98,400	98,400
Svenska Handelsbanken, AB (New York Branch)	5.310%	1/30/2007	300,000	300,000
Svenska Handelsbanken, AB (New York Branch)	5.320%	2/26/2007	500,000	500,000
UBS AG (Stamford Branch)	5.330%	12/14/2006	500,000	500,000
UBS AG (Stamford Branch)	5.300%	1/16/2007	100,000	100,000
UBS AG (Stamford Branch)	5.310%	1/17/2007	500,000	500,000
UBS AG (Stamford Branch)	5.320%	1/29/2007	535,000	535,000
UBS AG (Stamford Branch)	5.300%	3/30/2007	492,000	492,000
UBS AG (Stamford Branch)	5.310%	3/30/2007	500,000	500,000
UBS AG (Stamford Branch)	5.400%	8/28/2007	50,000	50,060

				24,789,518

Total Certificates of Deposit (Cost $26,957,515)				26,957,515

Eurodollar Certificates of Deposit (20.0%)

ABN-AMRO Bank N.V	5.300%	1/22/2007	170,000	170,000
ABN-AMRO Bank N.V	5.300%	2/28/2007	160,000	160,000
ABN-AMRO Bank N.V	5.300%	3/27/2007	492,000	492,000
ABN-AMRO Bank N.V	5.310%	4/4/2007	446,000	446,000
Australia & New Zealand Banking Group, Ltd.	5.320%	4/12/2007	298,000	298,000
Bank of Nova Scotia	5.335%	12/5/2006	400,000	400,000
Bank of Nova Scotia	5.330%	12/7/2006	350,000	350,000
Bank of Nova Scotia	5.340%	12/19/2006	500,000	500,000
Bank of Nova Scotia	5.320%	1/23/2007	247,000	247,000
Credit Agricole S.A	5.335%	12/13/2006	465,000	465,000
Credit Agricole S.A	5.320%	1/23/2007	590,000	590,000
Credit Agricole S.A	5.310%	3/30/2007	89,000	89,000
Deutsche Bank AG	5.310%	2/15/2007	578,000	578,000
Deutsche Bank AG	5.300%	2/28/2007	150,000	150,000
HBOS Treasury Services PLC	5.340%	12/7/2006	500,000	500,000
HBOS Treasury Services PLC	5.350%	12/18/2006	362,000	362,000
HBOS Treasury Services PLC	5.330%	1/25/2007	900,000	900,000
HBOS Treasury Services PLC	5.330%	2/5/2007	470,000	470,000
ING Bank N.V	5.350%	12/1/2006	300,000	300,000
ING Bank N.V	5.330%	12/14/2006	400,000	400,000
ING Bank N.V	5.330%	12/21/2006	370,000	370,000
ING Bank N.V	5.320%	1/16/2007	300,000	300,000
ING Bank N.V	5.320%	1/22/2007	300,000	300,000
ING Bank N.V	5.320%	2/5/2007	480,000	480,000
Landesbank Baden-Wuerttemberg	5.325%	1/16/2007	50,000	50,000
Landesbank Baden-Wuerttemberg	5.310%	2/28/2007	100,000	99,998
Landesbank Baden-Wuerttemberg	5.320%	3/1/2007	196,000	196,002
Landesbank Hessen-Thueringen	5.350%	12/7/2006	400,000	400,000
Landesbank Hessen-Thueringen	5.350%	12/13/2006	365,000	365,000
Landesbank Hessen-Thueringen	5.340%	12/22/2006	670,000	670,000
Lloyds TSB Bank PLC	5.320%	12/11/2006	750,000	750,000
Lloyds TSB Bank PLC	5.310%	2/1/2007	1,020,000	1,020,000
Lloyds TSB Bank PLC	5.300%	3/16/2007	690,000	690,000
Lloyds TSB Bank PLC	5.320%	4/12/2007	188,000	188,000
National Australia Bank Ltd.	5.330%	12/5/2006	295,000	295,000
Societe Generale	5.330%	12/13/2006	500,000	500,000
Societe Generale	5.300%	3/1/2007	130,000	130,000
Societe Generale	5.310%	3/5/2007	790,000	790,000

Total Eurodollar Certificates of Deposit (Cost $15,461,000)				15,461,000

Other Notes (3.5%)

Bank of America, N.A	5.330%	12/18/2006	538,000	538,000
Bank of America, N.A	5.320%	1/17/2007	270,000	270,000
Bank of America, N.A	5.320%	2/1/2007	620,000	620,000
Bank of America, N.A	5.320%	2/14/2007	553,000	553,000
Bank of America, N.A	5.320%	2/20/2007	410,000	410,000
Bank of America, N.A	5.310%	4/2/2007	284,000	284,000

Total Other Notes (Cost $2,675,000)				2,675,000

Repurchase Agreements (4.0%)

Bank of America Securities, LLC
(Dated 11/30/2006, Repurchase Value $473,070,000,
collateralized by Federal Farm Credit Bank 2.875%, 8/9/2007,
Federal Farm Credit Bank Discount Note, 3/12/2007-8/13/2007,
Federal Home Loan Bank 4.750%-5.800%, 9/2/2008-5/18/2016, and
Federal Home Loan Mortgage Corp. 4.250%-4.750, 4/5/2007-11/19/2016)	5.300%	12/1/2006	473,000	473,000
Barclays Capital Inc.
(Dated 11/30/2006, Repurchase Value $322,047,000, collateralized by
Federal Home Loan Bank 4.5000%,9/16/2013, Federal Home Loan Bank Discount Note, 5/25/2007,
Federal Home Loan Mortgage Corp. Discount Note, 1/23/2007,
and Federal National Mortgage Assn. Discount Note, 2/21/2007)	5.300%	12/1/2006	322,000	322,000
BNP Paribas Securities Corp.
(Dated 11/30/2006, Repurchase Value $226,033,000,
collateralized by Federal Home Loan Bank 4.125%-5.500%, 12/15/2006-6/12/2015,
Federal Home Loan Mortgage Corp. 3.875%-4.500%, 6/15/2008-1/15/2015, and
Federal National Mortgage Assn. 5.000%-7.125%, 10/15/2011-1/15/2030)	5.310%	12/1/2006	226,000	226,000
Citigroup Global Markets, Inc.
(Dated 11/30/2006, Repurchase Value $231,034,000,
collateralized by Federal Home Loan Bank 4.750%, 3/13/2009, Federal Home Loan Bank Discount Note,
12/27/2006, and Federal Home Loan Mortgage Corp. Discount Note, 12/21/2006)	5.300%	12/1/2006	231,000	231,000
Credit Suisse Securities (USA), LLC
(Dated 11/30/2006, Repurchase Value $255,038,000,
collateralized by Federal Home Loan Bank 3.375%-5.750%, 2/15/2008-5/15/2012,
Federal National Mortgage Assn. 3.875%-6.625%, 1/15/2007-5/15/2011, and
Federal Home Loan Mortgage Corp. 4.250%-4.750%, 7/15/2009-1/19/2016)	5.300%	12/1/2006	255,000	255,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2006, Repurchase Value $462,068,000,
collateralized by Federal Farm Credit Bank 5.200%, 9/15/2016,
Federal Farm Credit Bank Discount Note, 12/27/2006,
Federal Home Loan Bank 4.875%,3/5/2008, Federal Home Loan Mortgage Corp.
Discount Note, 12/18/2006-10/16/2007, Federal Home Loan Mortgage Corp. 0.000%-4.625%,
6/1/2007-12/11/2025, Federal National Mortgage Assn. 0.000%-2.500%, 6/15/2008-6/1/2017,
and U.S. Treasury Note 3.625%-4.500%, 4/30/2007-11/30/2011)	5.300%	12/1/2006	462,000	462,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2006, Repurchase Value $291,912,000,
collateralized by Federal Farm Credit Bank 5.200%, 9/15/2016,
Federal Farm Credit Bank Discount Note, 12/27/2006,
Federal Home Loan Bank 4.875%,3/5/2008, Federal Home Loan Mortgage Corp.
Discount Note, 12/18/2006-10/16/2007, Federal Home Loan Mortgage Corp. 0.000%-4.625%,
6/1/2007-12/11/2025, Federal National Mortgage Assn. 0.000%-2.500%, 6/15/2008-6/1/2017,
and U.S. Treasury Note 3.625%-4.500%, 4/30/2007-11/30/2011)	5.310%	12/1/2006	291,869	291,869
JPMorgan Securities Inc.
(Dated 11/30/2006, Repurchase Value $120,018,000,
collateralized by U.S. Treasury Bond 3.125%-4.875%, 9/15/2008-4/30/2011)	5.280%	12/1/2006	120,000	120,000
UBS Securities LLC
(Dated 11/30/2006, Repurchase value $ 711,105,000,
collateralized by Federal Home Loan Mortgage Corp. 4.750%-5.250%, 1/19/2016-4/18/2016)
and Federal National Mortgage Assn. 4.625%-6.625%, 10/15/2013-11/15/2030	5.310%	12/1/2006	711,000	711,000

Total Repurchase Agreements (Cost $3,091,869)				3,091,869

Total Investments (103.7%) (Cost $80,003,176)				80,003,176

Other Assets and Liabilities—Net (-3.7%)				(2,826,834)

Net Assets (100%)				77,176,342

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Adjustable-rate note.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30,2006, the aggregate value of these securities was $10,601,657,000, representing 13.7% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund
Schedule of Investments
November 30, 2006

	Yield (1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (62.5%)

Federal Farm Credit Bank	5.234%	1/16/2007	75,000	74,987
Federal Home Loan Bank	5.220%	12/1/2006	289,854	289,854
Federal Home Loan Bank	5.230%	12/19/2006	150,000	149,924
Federal Home Loan Bank	5.216%	1/24/2007	300,000	299,781
Federal Home Loan Mortgage Corp.	5.219%-5.260%	12/19/2006	450,000	449,614
Federal Home Loan Mortgage Corp.	5.207%	1/23/2007	300,000	297,730
Federal Home Loan Mortgage Corp.	5.218%	1/30/2007	44,542	44,159
Federal Home Loan Mortgage Corp.	5.218%-5.219%	2/6/2007	247,101	244,732
Federal Home Loan Mortgage Corp.	5.224%	2/13/2007	15,000	148,411
Federal Home Loan Mortgage Corp.	5.179%	2/23/2007	245,000	242,102
Federal Home Loan Mortgage Corp.	5.219%	2/27/2007	200,000	197,482
Federal Home Loan Mortgage Corp.	5.182%	3/27/2007	50,000	49,186
Federal Home Loan Mortgage Corp.	5.127%	9/18/2007	102,418	98,374
Federal National Mortgage Assn	5.208%	12/13/2006	353,580	352,974
Federal National Mortgage Assn	5.206%	1/24/2007	125,000	124,036
Federal National Mortgage Assn	5.217%	1/30/2007	37,192	36,872
Federal National Mortgage Assn	5.202%-5.218%	1/31/2007	138,908	137,695
Federal National Mortgage Assn	5.219%	2/14/2007	158,351	156,650
Federal National Mortgage Assn	5.218%	2/21/2007	350,000	345,894
Federal National Mortgage Assn	5.218%	2/28/2007	130,000	128,345
Federal National Mortgage Assn	5.178%	3/21/2007	63,198	62,223
Federal National Mortgage Assn	5.178%	3/28/2007	100,000	98,359
Federal National Mortgage Assn	5.203%	4/11/2007	100,000	98,155
Federal National Mortgage Assn	5.109%	8/31/2007	35,405	34,095

Total U.S. Government and Agency Obligations
				4,161,634

Repurchase Agreements (37.4%)

Bank of America Securities, LLC
(Dated 11/30/2006, Repurchase Value $418,062,000,
collateralized by Federal Farm Credit Bank Discount Note, 12/21/2006,
Federal Home Loan Bank 4.500%-5.250%, 12/12/2008-12/11/2020,
Federal Home Loan Bank Discount Note, 1/17/2007,
Federal Home Loan Mortgage Corp. 3.875%,6/15/2008,
Federal Home Loan Mortgage Corp. Discount Note, 11/13/2007, and
Federal National Mortgage Assn. 6.090%, 9/27/2027)	5.300%	12/1/2006	418,000	418,000
Barclays Capital Inc.
(Dated 11/30/2006, Repurchase Value $286,042,000,
collateralized by Federal Home Loan Bank 5.375%,5/18/2016,
Federal Home Loan Mortgage Corp. Discount Note, 5/11/2007-10/16/2007, and
Federal National Mortgage Assn. Discount Note, 3/30/2007)	5.300%	12/1/2006	286,000	286,000
BNP Paribas Securities Corp.
(Dated 11/30/2006, Repurchase Value $200,030,000,
collateralized by Federal Home Loan Mortgage Corp. 5.25%, 7/18/2011, and
Federal National Mortgage Assn. 4.875%-6.125%, 3/15/2012-12/15/2016)	5.310%	12/1/2006	200,000	200,000
Citigroup Global Markets, Inc.
(Dated 11/30/2006, Repurchase Value $205,030,000,
collateralized by Federal National Mortgage Assn. 6.250%, 5/15/2029, and
Federal National Mortgage Assn. Discount Note, 12/11/2006-2/7/2007)	5.300%	12/1/2006	205,000	205,000
Credit Suisse Securities (USA), LLC
(Dated 11/30/2006, Repurchase Value $226,033,000,
collateralized by Federal Home Loan Mortgage Corp. 4.625%-4.875%, 12/19/2008-11/15/2013,
and Federal National Mortgage Assn. 7.250%, 1/15/2010)	5.300%	12/1/2006	226,000	226,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2006, Repurchase Value $409,060,000,
collateralized by Federal Home Loan Bank 5.000%-5.125%, 6/18/2008-12/21/2015,
Federal Home Loan Mortgage Corp. 4.375%-6.750%, 11/16/2007-3/15/2031,
Federal Home Loan Mortgage Corp. Discount Note, 3/5/2007, and
Federal National Mortgage Assn. 6.625%, 9/15/2009)	5.300%	12/1/2006	409,000	409,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2006, Repurchase Value $5,704,000,
collateralized by Federal Home Loan Bank 5.000%-5.125%, 6/18/2008-12/21/2015,
Federal Home Loan Mortgage Corp. 4.375%-6.750%, 11/16/2007-3/15/2031,
Federal Home Loan Mortgage Corp. Discount Note, 3/5/2007, and
Federal National Mortgage Assn. 6.625%, 9/15/2009)	5.310%	12/1/2006	5,703	5,703
JPMorgan Securities Inc.
(Dated 11/30/2006, Repurchase Value $106,016,000,
collateralized by U.S. Treasury Note 3.125%, 9/15/2008)	5.280%	12/1/2006	106,000	106,000
UBS Securities LLC
(Dated 11/30/2006, Repurchase Value $630,093,000,
collateralized by Federal Home Loan Mortgage Corp. 3.625%-6.750%, 2/15/2008-3/15/2031,
and Federal National Mortgage Assn. 3.125%-7.250%, 12/15/2007-5/15/2030)	5.310%	12/1/2006	630,000	630,000

Total Repurchase Agreements
(Cost $2,485,703)				2,485,703

Total Investments (99.9%)
(Cost $6,647,337)				6,647,337

Other Assets and Liabilities—Net (0.1%)				7,280

Net Assets (100%)				6,654,617

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Adjustable-rate note.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.